Basis of Presentation and Significant Accounting Policies	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation and Significant Accounting Policies	Basis of Presentation and Significant Accounting Policies
Nature of operations — A.M. Castle & Co. and its subsidiaries (the “Company”) is a specialty metals distribution company serving customers on a global basis. The Company has operations in the United States, Canada, Mexico, France, Spain, China and Singapore. The Company provides a broad range of products and value-added processing and supply chain services to a wide array of customers. The Company's customers are principally within the producer durable equipment, aerospace, heavy industrial equipment, industrial goods, construction equipment, and retail sectors of the global economy. Particular focus is placed on the aerospace and defense, power generation, mining, heavy industrial equipment, and general manufacturing industries, as well as general engineering applications.
The Company’s corporate headquarters is located in Oak Brook, Illinois. The Company has 19 operational service centers located throughout North America (15), Europe (2) and Asia (2).
The Company purchases metals from many producers. Purchases are made in large lots and held in distribution centers until sold, usually in smaller quantities and often with value-added processing services performed. Orders are primarily filled with materials shipped from the Company's stock. The materials required to fill the balance of sales are obtained from other sources, such as direct mill shipments to customers or purchases from other distributors. Thousands of customers from a wide array of industries are serviced primarily through the Company’s own sales organization.
Basis of presentation — The consolidated financial statements included herein and the notes thereto have been prepared by the Company pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”), and accounting principles generally accepted in the United States of America (“U.S. GAAP”). This report contains consolidated financial statements of the Company as of and for the years ended December 31, 2019 and December 31, 2018.
The accompanying consolidated financial statements have been prepared on the basis of the Company continuing as a going concern for a reasonable period of time. The Company's principal source of liquidity is cash flows from operations and borrowings under its asset-based revolving credit facilities.
Use of estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The principal areas of estimation reflected in the consolidated financial statements are accounts receivable allowances, inventory reserves, the valuation of goodwill and intangible assets, the valuation of deferred income taxes, the fair value of the Company's Convertible Senior Secured Paid-in-Kind ("PIK") Toggle Notes due 2022 (the “Second Lien Notes”) and Revolving B Credit Facility (defined at Note 2 - Debt, in the Notes to the Consolidated Financial Statements), pension and other post-employment benefits, and share-based compensation.
Revenue recognition — Revenue from the sale of products is recognized when control of the product has transferred to the customer, which is primarily at the time of shipment to the customer. Revenue recognized other than at the time of shipment represented less than 1% of the Company’s consolidated net sales in both the year ended December 31, 2019 and the year ended December 31, 2018. Customer payment terms are established prior to the time of shipment. Provisions for allowances related to sales discounts and rebates are recorded based on terms of the sale in the period that the sale is recorded. Management utilizes historical information and the current sales trends of the business to estimate such provisions. The provisions related to discounts and rebates due to customers are recorded as a reduction within net sales.
Revenue from shipping and handling charges is recorded in net sales. Costs incurred in connection with shipping and handling the Company’s products, which are related to third-party carriers or performed by Company personnel, are included in warehouse, processing and delivery expenses. In the year ended December 31, 2019 and the year ended December 31, 2018, shipping and handling costs included in warehouse, processing and delivery expenses were $23,807 and $26,704, respectively. The Company accounts for shipping and handling activities as fulfillment costs and not a promised good or service.
The Company maintains an allowance for doubtful accounts related to the potential inability of customers to make required payments. The allowance for doubtful accounts is maintained at a level considered appropriate based on historical experience and specific identification of customer receivable balances for which collection is unlikely. The provision for doubtful accounts is recorded in sales, general and administrative expense in the Company’s Consolidated Statements of Operations and Comprehensive Loss. Estimates of doubtful accounts are based on historical write-off experience as a percentage of net sales and judgments about the probable effects of economic conditions on certain customers.
The Company also maintains an allowance for credit memos for estimated credit memos to be issued against current sales. Estimates of allowance for credit memos are based upon the application of a historical issuance lag period to the average credit memos issued each month.
Accounts receivable allowance for doubtful accounts and credit memos activity is presented in the table below:

	December 31,
	2019	2018
Balance, beginning of period	$1,364	$1,586
Add Provision charged to expense(a)	472	379
Recoveries	19	44
Less Charges against allowance	(89)	(645)
Balance, end of period	$1,766	$1,364
(a) Includes the net amount of credit memos reserved and issued.
The Company does not incur significant incremental costs when obtaining customer contracts and any costs that are incurred are generally not recoverable from its customers. Substantially all of the Company's customer contracts are for a duration of less than one year and individual customer purchase orders for contractual customers are fulfilled within one year of the purchase order date. The Company recognizes incremental costs of obtaining a contract, if any, as an expense when incurred if the amortization period of the asset would have been one year or less. The Company does not have any costs to obtain a contract that are capitalized.
Information regarding the disaggregation of the Company's revenue by geographic region can be found at Note 10 — Segment Reporting.
Cost of materials — Cost of materials consists of the costs the Company pays for metals and related inbound and transfer freight charges. It excludes depreciation, which is discussed below.
Operating expenses — Operating costs and expenses primarily consist of:

•Warehouse, processing and delivery expenses, including occupancy costs, compensation and employee benefits for warehouse personnel, processing, shipping and handling costs;
•Sales expenses, including compensation and employee benefits for sales personnel;
•General and administrative expenses, including compensation for executive officers and general management, expenses for professional services primarily attributable to accounting and legal advisory services, bad debt expenses, data communication costs, computer hardware and maintenance expenses and occupancy costs for non-warehouse locations; and
•Depreciation includes depreciation for all property, plant and equipment.
Cash equivalents — Cash equivalents are highly liquid, short-term investments that have an original maturity of 90 days or less.
Statement of cash flows — Non-cash investing and financing activities and supplemental disclosures of consolidated cash flow information are as follows:

	December 31,
	2019	2018
Non-cash investing and financing activities:
Capital expenditures financed by accounts payable	$27	$115
Reclassification of interest paid in kind to additional paid in capital (Note 5)	3,547	3,430
Cash paid during the period for:
Interest	7,075	5,110
Income taxes	1,647	866
Cash received during the period for:
Income tax refunds	952	37
Inventories — Inventories consist primarily of finished goods. All of the Company's operations use the average cost method in determining the cost of inventory.
The Company maintains an allowance for excess and obsolete inventory. The excess and obsolete inventory allowance is determined through the specific identification of material, adjusted for expected scrap value to be received, based on previous sales experience.
Excess and obsolete inventory allowance activity is presented in the table below:

	December 31,
	2019	2018
Balance, beginning of period	$3,274	$1,680
Adjustments to provision	1,967	3,612
Charges against allowance	(1,085)	(2,018)
Balance, end of period	$4,156	$3,274
Property, plant and equipment — Property, plant and equipment are stated at cost and include assets held under capital leases. Expenditures for major additions and improvements are capitalized, while maintenance and repair costs that do not substantially improve or extend the useful lives of the respective assets are expensed in the period in which they are incurred. When items are disposed, the related costs and accumulated depreciation are removed from the accounts and any gain or loss is reflected in income.
The Company provides for depreciation of plant and equipment sufficient to amortize the cost over their estimated useful lives as follows:

Buildings and building improvements	5 – 40 years
Plant equipment	5 – 20 years
Furniture and fixtures	2 – 10 years
Vehicles and office equipment	3 – 10 years
Leasehold improvements are depreciated over the shorter of their useful lives or the remaining term of the lease. Depreciation is calculated using the straight-line method. Depreciation expense in the year ended December 31, 2019 and the year ended December 31, 2018 was $8,759 and $9,082, respectively.
Long-lived assets — The Company’s long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset or asset group to future net cash flows (undiscounted and without interest charges) expected to be generated by the asset or asset group. If future net cash flows are less than the carrying value, the asset or asset group may be impaired. If such assets are impaired, the impairment charge is calculated as the amount by which the carrying amount of the assets exceeds the fair value of the assets. Determining whether impairment has occurred typically requires various estimates and assumptions, including determining which undiscounted cash flows are directly related to the potentially impaired asset, the useful life over which cash flows will occur, their amount, and the asset’s residual value, if any. The Company derives the required undiscounted cash flow estimates from historical experience and internal business plans.
Goodwill and intangible assets — As of both December 31, 2019 and December 31, 2018, the Company had recorded goodwill with a carrying value of $2,676, none of which is tax deductible. There was no change in the carrying value of goodwill recognized in the year ended December 31, 2019. The Company's other intangible asset is comprised of an indefinite-lived trade name, which is not subject to amortization. The gross carrying value of the trade name intangible asset was $5,500 at both December 31, 2019 and December 31, 2018.
The Company tests goodwill for impairment at the reporting unit level on an annual basis at December 1 of each year or more frequently if a significant event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value. The Company assesses, at least quarterly, whether any events or circumstances have significantly changed which may imply that the carrying amount of its one reporting unit's goodwill is in excess of its fair value. Based on the results of the Company's goodwill impairment testing it has recorded no impairment charges in the year ended December 31, 2019 or since the goodwill was originally recognized.
The Company currently has one reporting unit. The determination of the fair value of the reporting unit requires significant estimates and assumptions to be made by management. The fair value of the reporting unit is estimated using a combination of an income approach, which estimates fair value based on a discounted cash flow analysis using historical data, estimates of future cash flows and discount rates based on the view of a market participant, and a market approach, which estimates fair value using market multiples of various financial measures of comparable public companies. In selecting the appropriate assumptions, the Company considers the following: the selection of appropriate peer group companies; control premiums appropriate for acquisitions in the industry in which the Company competes; discount rates; terminal growth rates; long-term projections of future financial performance; and relative weighting of income and market approaches. The long-term projections used in the valuation are developed as part of the Company’s annual long-term planning process. The discount rates used to determine the fair values of the reporting unit is that of a hypothetical market participant which are developed based upon an analysis of comparable companies and include adjustments made to account for any individual reporting unit specific attributes such as, size and industry.
The Company's intangible asset is comprised of an indefinite-lived trade name, which is not subject to amortization. The indefinite-lived trade name intangible asset is tested for impairment on an annual basis on December 1 of each year or more frequently if significant events or changes in circumstances occur which may indicate that the carrying amount of the asset may not be recoverable, as measured by comparing carrying value to the estimated future cash flows generated by its use. An impaired asset is recorded at estimated fair value, determined principally using an income-based approach similar to the relief from royalty method used in the initial valuation of the indefinite-lived intangible asset, with the excess amount of carrying value over the fair value representing the amount of the impairment. Assumptions used in the income-based approach including projected revenues and assumed royalty rate, long-term growth and discount rates. The Company recorded no impairment charges related to its indefinite-lived trade name intangible assets in the year ended December 31, 2019 or since the intangible asset was originally recorded.
Income taxes — The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, deferred tax assets and liabilities are determined based on the differences between the financial statement and the tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.
The Company records valuation allowances against its deferred tax assets when it is more likely than not that the amounts will not be realized. In making such a determination, the Company considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies and recent results of operations. In the event the Company determines it would not be able to realize its deferred tax assets, a valuation allowance is recorded, which increases the provision for income taxes in the period in which that determination is made.
During 2019, the Company's foreign assets remained pledged as collateral for certain borrowings. This continues to result in a taxable income inclusion in the U.S. of the annual earnings generated by its foreign subsidiaries. As a result of the enactment of H.R.1, “An Act to Provide for Reconciliation Pursuant to Titles II and V of the Concurrent
Resolution on the Budget for Fiscal Year 2018” (the “Tax Act”) (also known as “The Tax Cuts and Jobs Act”) and this pledge of foreign assets, there are no remaining undistributed earnings which have not been subject to U.S. income taxation as of December 31, 2019 on which the Company would need to record any additional U.S. deferred tax liability.
For uncertain tax positions, if any, the Company applies the provisions of relevant authoritative guidance, which requires application of a “more likely than not” threshold to the recognition and derecognition of tax positions. The Company’s ongoing assessments of the more likely than not outcomes of tax authority examinations and related tax positions require significant judgment and can increase or decrease the Company’s effective tax rate as well as impact operating results. As of December 31, 2019, the Company has no uncertain tax positions for which a tax or interest reserve has been recognized.
The Company recognizes interest and penalties related to unrecognized tax benefits, if any, within income tax expense. Accrued interest and penalties are included within income tax payable in the Consolidated Balance Sheets. As of December 31, 2019, the Company has accrued no interest and penalties associated with unrecognized tax benefits.
Insurance plans — The Company is a member of a group captive insurance company (the “Captive”) domiciled in Grand Cayman Island. The Captive reinsures losses related to certain of the Company’s workers’ compensation, automobile and general liability risks that occur subsequent to August 2009. Premiums are based on the Company’s loss experience and are accrued as expenses for the period to which the premium relates. Premiums are credited to the Company’s “loss fund” and earn investment income until claims are actually paid. For claims that were incurred prior to August 2009, the Company is self-insured. Self-insurance amounts are capped, for individual claims and in the aggregate, for each policy year by an insurance company. Self-insurance reserves are based on unpaid, known claims (including related administrative fees assessed by the insurance company for claims processing) and a reserve for incurred but not reported claims based on the Company’s historical claims experience and development.
The Company is self-insured up to a retention amount for medical insurance for its domestic operations. Self-insurance reserves are maintained based on incurred but not paid claims based on a historical lag.
Foreign currency — For the majority of the Company’s operations, the functional currency is the local currency. Assets and liabilities of those operations are translated into U.S. dollars using year-end exchange rates, and income and expenses are translated using the average exchange rates for the reporting period. The currency effects of translating financial statements of the Company’s non-U.S. operations which operate in local currency environments are recorded in accumulated other comprehensive loss, a separate component of stockholders’ deficit. Transaction gains or losses resulting from foreign currency transactions have historically been primarily related to unhedged intercompany financing arrangements between the United States and Canada.
Loss per share — Diluted loss per share is computed by dividing net loss by the weighted average number of shares of common stock plus outstanding common stock equivalents. Common stock equivalents consist of restricted stock awards and contingently issuable shares related to the Company’s Second Lien Notes, which are included in the calculation of weighted average shares outstanding using the if-converted method. Refer to Note 2 - Debt, for further description of the Second Lien Notes.
The following table is a reconciliation of the basic and diluted loss per common share calculations:

	December 31,
	2019	2018
Numerator:
Net loss	$(38,515)	$(37,145)
Denominator:
Weighted average common shares outstanding	2,186	2,000
Effect of dilutive securities:
Outstanding common stock equivalents	—	—
Denominator for diluted loss per share	2,186	2,000

Net basic loss per common share	$(17.62)	$(18.57)

Net diluted loss per common share	$(17.62)	$(18.57)
Excluded outstanding share-based awards having an anti-dilutive effect	1,429	1,803
The computation of diluted loss per common share does not include common shares issuable upon conversion of the Company’s outstanding Second Lien Notes, as they were anti-dilutive under the if-converted method.
The Second Lien Notes are convertible into shares of the Company's common stock at any time at the initial conversion price of $3.77 per share. In future periods, absent a fundamental change (as defined in the Second Lien Notes Indenture, which is described in Note 2 - Debt), the outstanding Second Lien Notes could increase diluted average shares outstanding by a maximum of approximately 51,400 shares.
Concentrations — The Company’s customer base is well diversified and, therefore, the Company does not have dependence upon any single customer or a few customers. No single customer represented more than 5% of the Company’s total net sales in either the year ended December 31, 2019 or the year ended December 31, 2018. Approximately 64% of the Company’s net sales in the year ended December 31, 2019, and 65% in the year ended December 31, 2018, were from locations in the United States.
Share-based compensation — Compensation expense related to restricted share awards made to directors, officers and employees of the Company is recognized on a straight-line basis over the vesting period based on the estimated grant date fair value of the award. The Company accounts for forfeitures as they occur. Compensation expense related to performance share unit awards made to senior level managers and other select personnel is based on management’s expectation of future performance compared to the pre-established performance goals. If the performance goals are not expected to be met, no compensation expense is recognized and any previously recognized compensation expense is reversed.
New Accounting Standards
Recently Adopted Accounting Standards
In February 2016, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2016-02, "Leases (Topic 842)", which requires that lessees recognize assets and liabilities for leases with lease terms greater than 12 months in the statement of financial position. ASU No. 2016-02 also requires additional disclosures to help users of financial statements better understand the amount, timing and uncertainty of cash flows arising from leases. The provisions of ASU No. 2016-02 are to be applied using a modified retrospective approach, and are effective for fiscal years beginning after December 15, 2018, including interim reporting periods within that reporting period. Topic 842 was subsequently amended by ASU No. 2018-01, “Land Easement Practical Expedient for Transition to Topic 842”; ASU No. 2018-10, “Codification Improvements to Topic 842, Leases”; ASU No. 2018-11, “Leases (Topic 842): Targeted Improvements” (“ASU 2018-11”); and ASU No. 2018-20, “Narrow-Scope Improvements for Lessors” (collectively, "ASC 842"). ASU 2018-11 provides clarity on separating components of a lease contract and includes an option to not restate comparative periods in transition and elect to use the effective date of Topic 842 as the date of initial application.
The Company adopted ASC 842 effective January 1, 2019 using the modified retrospective approach, as required. The Company elected the transition method that allows it to apply the new standard only to leases existing at the date of initial application, January 1, 2019, and recognized the cumulative effect of initially applying the standard as an adjustment to opening retained earnings for the fiscal year beginning January 1, 2019. Consequently, financial information has not been updated and the disclosures required under the new standard have not be provided for dates and periods before January 1, 2019.
The Company has also elected the package of practical expedients permitted under the transition guidance, which among other things, allows the Company to carryforward the historical lease classification. ASC 842 also provides practical expedients for an entity’s ongoing accounting. The Company has made an accounting policy election to keep leases with an initial term of 12 months or less off the balance sheet and recognize those lease payments in the Consolidated Statements of Operations and Comprehensive Loss on a straight-line basis over the lease term. The Company has also elected the practical expedient to not separate lease and non-lease components for all of its real estate leases.
The adoption of ASC 842 resulted in recognition of additional operating right of use assets and lease liabilities on the Company's Consolidated Balance Sheets as of January 1, 2019 of $35,508 and $35,470, respectively. Additionally, the Company’s build-to-suit financing obligation has been classified as a finance lease liability, resulting in a $246 adjustment to the Company’s beginning accumulated deficit. The adoption of Topic 842 did not have a material effect on the Company's consolidated net loss or liquidity. The Company has reclassified certain prior year presentations to conform to the current period presentation under ASC 842. Refer to Note 4 - Leases, for further information and disclosures related to the adoption of ASC 842.
Recently Issued Account Standards Not Yet Effective
In June 2016, the FASB issued ASU No. 2016-13, “Measurement of Credit Losses on Financial Instruments.” ASU 2016-13 adds a current expected credit loss (“CECL”) impairment model to U.S. GAAP that is based on expected losses rather than incurred losses. Modified retrospective adoption is required with any cumulative-effect adjustment recorded to retained earnings as of the beginning of the period of adoption. ASU 2016-13 is effective for fiscal years beginning after December 15, 2019, including interim periods within the year of adoption. The Company does not expect the application of the CECL impairment model to have a significant impact on the Company's allowance for uncollectible amounts for accounts receivable. The Company will adopt the disclosure requirements of ASU No. 2016-13 in fiscal year 2020.
In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement.” ASU No. 2018-13 amends Fair Value Measurement (Topic 820) to add, remove, and modify fair value measurement disclosure requirements. The ASU’s changes to disclosures aim to improve the effectiveness of Topic 820's disclosure requirements under the aforementioned FASB disclosure framework project. ASU No. 2018-13 is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods within the year of adoption. Early adoption is permitted for any eliminated or modified disclosures prescribed by the ASU. The Company will adopt the disclosure requirements of ASU No. 2018-13 in its Quarterly Report on Form 10-Q for the three-months ended March 31, 2020 and the Company expects it will have no impact on its fair value disclosures therein.
Also in August 2018, the FASB issued ASU No. 2018-14, “Compensation – Retirement Benefits – Defined Benefit Plans - General (Topic 715-20): Disclosure Framework – Changes to the Disclosure Requirements for Defined Benefit Plan.” ASU No. 2018-14 amends Compensation - Retirement Benefits (Topic 715) to add or remove certain disclosure requirements related to defined benefit pension and other postretirement plans. The ASU’s changes to disclosures aim to improve the effectiveness of Topic 715's disclosure requirements under the FASB’s disclosure framework project. ASU No. 2018-14 is effective for public entities for fiscal years beginning after December 15, 2020. ASU No. 2018-14 does not impact the interim disclosure requirements of Topic 715. Early adoption is permitted. The Company will adopt the disclosure requirements of this new guidance in fiscal year 2021.
In December 2019, the FASB issued ASU 2019-12, “Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes.” ASU 2019-12 amends ASC 740 to simplify the accounting for income taxes by removing certain exceptions for investments, intraperiod allocations and interim calculations, and adding guidance to reduce complexity in the accounting standard under the FASB’s simplification initiative. ASU 2019-12 is effective for public entities for fiscal years beginning after December 15, 2020. Upon adoption, the amendments in ASU 2019-12 should be applied on a prospective basis to all periods presented. Early adoption is permitted. The Company is currently assessing the impact of the adoption of the new guidance. The Company expects to adopt the new guidance under ASU 2019-12 in fiscal year 2021.